Revenue from contracts with customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change In Contract With Customer, Asset And Liability [Roll Forward]
Contract with Customer, Asset, after Allowance for Credit Loss	$ 0	$ 0	$ 0
Contract liabilities, beginning balance	(31)	(29)
Contract assets (liabilities), net, beginning balance	(31)	(29)
Amortization of revenue that was included in the beginning contract liability balance	24	23
Cash received, excluding amounts recognized as revenue	(28)	(25)
Contract liabilities, ending balance	(35)	(31)
Contract assets (liabilities), net, ending balance	$ (35)	$ (31)